Accounting Principles - Summary of Net Income (Loss) (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Total revenues and other income	$ 21,432	$ 33,715	$ 56,444		$ 62,565
Total operating expenses	(126,523)	(126,366)	(123,746)		(93,549)
Operating income (loss)	(105,091)	(92,650)	(67,302)		(30,984)
Financial gain (loss)	16,758	(11,032)	46		8,378
Income tax	0	0	0		0
Income (loss) from continuing operations	(88,333)	(103,683)	(67,255)		(22,606)
Loss from discontinued operations	0	0	0		0
Net income (loss)	$ (88,333)	$ (103,683)	(67,255)		(22,606)
Consolidated Financial Statement as Reported [member]
Disclosure of classes of share capital [line items]
Total revenues and other income			56,444	€ 51,007	62,565	€ 56,385
Total operating expenses			(123,746)	(111,824)	(93,549)	(84,309)
Operating income (loss)			(67,302)	(60,818)	(30,984)	(27,924)
Financial gain (loss)			46	42	8,378	7,550
Income tax			0	0	0	0
Income (loss) from continuing operations			(67,255)	(60,776)	(22,606)	(20,373)
Loss from discontinued operations			0	0	0	0
Net income (loss)			(67,255)	€ (60,776)	(22,606)	€ (20,373)
Adjustments [member]
Disclosure of classes of share capital [line items]
Income tax			0		0
Loss from discontinued operations			$ 0		$ 0